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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

1.       Name and address of issuer: Penn Mutual Variable Annuity Account III
                                     600 Dresher
                                     Road Horsham, PA 19044

2. The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|__________________________________________________________
         _______________________________________________________________________

3.       Investment Company Act File Number:    811-3457

         Securities Act File Number:           333-88824

4(a).           Last day of fiscal year for which this Form is filed:
                December 31, 2004

4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
                (See Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i)    Aggregate sale price of securities sold
                during the fiscal year pursuant to
                section 24(f):                                      $460,623,195
                                                                    ------------

         (ii)   Aggregate price of securities
                redeemed or repurchased during the
                fiscal year:                           $335,679,545
                                                       ------------






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       (iii)    Aggregate price of securities redeemed or
                repurchased during any prior fiscal year
                ending no earlier than October 11, 1995
                that were not previously used to reduce
                registration fees payable to
                the Commission:                              $0.00
                                                             -----

       (iv)     Total available redemption credits
                [add Items 5(ii) and 5(iii)]:                      -$335,679,545
                                                                    ------------

       (v)      Net sales -- if Item 5(i) is greater
                than Item 5(iv)
                [subtract Item 5(iv) from Item 5(i)]:               $124,943,650
                                                                    ------------

       -------------------------------------------------------------------------
        (vi)    Redemption credits available for use
                in future years -- if Item 5(i) is          $(0.00)
                less than Item 5(iv)                        -------
                [subtract Item 5(iv) from Item 5(i)]:

       -------------------------------------------------------------------------

       (vii)    Multiplier for determining registration fee
                (See Instruction C.9):                                x0.0001177
                                                                      ----------

       (viii)   Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):                =$14,705.87
                                                                      ----------

6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________.

7.     Interest due -- if this Form is being filed more than 90 days after the
       end of the issuer's fiscal year (see Instruction D):              +$ 0.00
                                                                           -----

8.     Total of the amount of the registration fee due plus any interest due
       [line 5(viii) plus line 7]:                                   =$14,705.87
                                                                      ----------



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9.     Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:  March 31, 2005

                  Method of Delivery:
                                       |X| Wire Transfer
                                       [ ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ THOMAS REES
                            ---------------
                                Thomas Rees
                                Vice President and Chief Accounting Officer

*Please print the name and title of the signing officer below the signature.


Date: March 31, 2005



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                 [Penn Mutual Life Insurance Company Letterhead]





                                 March 31, 2005



Securities and Exchange Commission
Office of Applications and Report Services
450 Fifth Street, N.W.
Judiciary Plaza 1
Washington D.C. 20549

       Re: Penn Mutual Variable Annuity Account III (the "Account") Rule 24f-2 Notice
             File Nos. 333-88824 and 811-3457
             --------------------------------


Ladies and Gentlemen:

         Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, enclosed for filing on behalf of the Account is a conformed copy of the Account's Form 24f-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2, for the fiscal year ended December 31, 2004.

         A fee in the amount of $14,705.87 to cover the registration fee payable pursuant to Rule 24f-2(a) for securities registered under the most recent Registration Statement of the Account (333-88824) and for securities registered under Registration Statements 2-77283, 333-62825, 333-39804, 333-88822,
333-69386 and 333-62811 of the Account was wired to Mellon Bank, N.A.

                                     Very truly yours,

                                     /s/ THOMAS REES
                                     ---------------
                                     Thomas Rees
                                     Vice President and Chief Accounting Officer


cc w/enc.: Christopher D. Menconi, Esquire